Consolidated Statement of Cash Flows - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2020		Jun. 30, 2019
Cash flow from / (used in) operating activities
Net profit / (loss)		$ 2,621		$ 2,374
Non-cash items included in net profit and other adjustments:
Depreciation and impairment of property, equipment and software		814		761
Amortization and impairment of intangible assets		32		33
Credit loss expense / (recovery)		540		33
Share of net profits of associates / joint ventures and impairment of associates		(29)		(25)
Deferred tax expense / (benefit)		191		381
Net loss / (gain) from investing activities		240		11
Net loss / (gain) from financing activities		(7,047)		5,998
Other net adjustments		(595)		(455)
Net change in operating assets and liabilities:
Loans and advances to banks / amounts due to banks		5,585		(1,158)
Securities financing transactions		3,167		(840)
Cash collateral on derivative instruments		(2,046)		2,398
Loans and advances to customers		(14,143)		(1,255)
Customer deposits		21,004		11,063
Financial assets and liabilities at fair value held for trading and derivative financial instruments		38,756		(8,909)
Brokerage receivables and payables		1,140		(1,564)
Financial assets at fair value not held for trading, other financial assets and liabilities		(7,484)		(6,903)
Provisions, other non-financial assets and liabilities		(1,323)		(321)
Income taxes paid, net of refunds		(364)		(410)
Net cash flow from / (used in) operating activities		41,060		1,213	[1]
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets		(1)		(5)
Disposal of subsidiaries, associates and intangible assets		14		100
Purchase of property, equipment and software		(725)		(690)
Disposal of property, equipment and software		4		8
Purchase of financial assets measured at fair value through other comprehensive income		(4,132)		(1,757)
Disposal and redemption of financial assets measured at fair value through other comprehensive income		1,944		1,160
Net (purchase) / redemption of debt securities measured at amortized cost		(4,817)		653
Net cash flow from / (used in) investing activities		(7,713)		(531)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)		14,912		(14,248)
Distributions paid on UBS shares		(2,550)		(3,250)
Repayment of lease liabilities	[1]	(262)
Issuance of long-term debt, including debt issued designated at fair value		43,417		28,491
Repayment of long-term debt, including debt issued designated at fair value		(44,887)		(25,931)
Funding from UBS Group AG and its subsidiaries	[2],[3]	1,334		2,980
Net changes in non-controlling interests		(4)		(6)
Net cash flow from / (used in) financing activities		11,960		(11,964)
Total cash flow
Cash and cash equivalents at the beginning of the period		119,804		125,853
Net cash flow from / (used in) operating, investing and financing activities		45,308		(11,283)
Effects of exchange rate differences on cash and cash equivalents		1,567		613
Cash and cash equivalents at the end of the period	[5]	166,679	[4]	115,183	[6]
Net cash flow from / (used in) operating activities includes:
Interest received in cash		6,375		7,807
Interest paid in cash		4,249		6,016
Dividends on equity investments, investment funds and associates received in cash		$ 1,104		$ 1,243

[1]
In 2019, cash payments for the principal portion of the lease liability were classified within operating activities under Financial assets at fair value not held for trading, other financial assets and liabilities

[2]
Includes funding from UBS Group AG and its subsidiaries measured at amortized cost (recognized in Funding from UBS Group AG and its subsidiaries in the balance sheet) and measured at fair value (recognized in Other financial liabilities designated at fair value in the balance sheet).

[3]	Represents funding from UBS Group AG to UBS AG.
[4]	Comprises balances with an original maturity of three months or less. USD 5,393 million of cash and cash equivalents were restricted.
[5]
USD 5,393 million and USD 3,161 million of cash and cash equivalents (mainly reflected in Loans and advances to banks) were restricted as of 30 June 2020 and 30 June 2019, respectively. Refer to “Note 26 Restricted and transferred financial assets” in the “Consolidated financial statements” section of the Annual Report 2019 for more information.

[6]	Comprises balances with an original maturity of three months or less. USD 3,161 million of cash and cash equivalents were restricted.